Consolidated Balance Sheet - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 22,421,000	$ 20,846,000
Federal funds sold	1,329,000	4,793,000
Cash and cash equivalents	23,750,000	25,639,000
Investment securities available for sale, at fair value	146,520,000	154,334,000
Loans held for sale	1,107,000	438,000
Loans	533,710,000	470,584,000
Less allowance for loan and lease losses	6,385,000	6,846,000
Net loans	527,325,000	463,738,000
Premises and equipment, net	9,772,000	9,980,000
Goodwill	4,559,000	4,559,000
Core deposit intangibles	76,000	116,000
Bank-owned life insurance	13,141,000	9,092,000
Other real estate owned	1,412,000	2,590,000
Accrued interest and other assets	7,477,000	7,045,000
TOTAL ASSETS	735,139,000	677,531,000
Deposits:
Noninterest-bearing demand	116,498,000	105,512,000
Interest-bearing demand	57,219,000	56,377,000
Money market	78,856,000	75,895,000
Savings	180,653,000	178,470,000
Time	191,221,000	169,858,000
Total deposits	624,447,000	586,112,000
Short-term borrowings	35,825,000	14,808,000
Other borrowings	9,939,000	10,624,000
Accrued interest and other liabilities	2,624,000	2,120,000
TOTAL LIABILITIES	672,835,000	613,664,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 2,263,403 and 2,242,025 shares issued; 1,877,238 and 2,052,495 shares outstanding	36,191,000	35,529,000
Retained earnings	37,236,000	32,524,000
Accumulated other comprehensive income	2,395,000	2,548,000
Treasury stock, at cost; 386,165 and 189,530 shares	(13,518,000)	(6,734,000)
TOTAL STOCKHOLDERS' EQUITY	62,304,000	63,867,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 735,139,000	$ 677,531,000